COLLATERAL AND CONTRACTUAL COMMITMENTS WITH SUPPLIERS, ADVANCES FROM CUSTOMERS AND OTHERS (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Future contractual commitments	R$ 47,634.7	R$ 39,391.8
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Future contractual commitments	21,354.8	9,619.2
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Future contractual commitments	12,333.2	9,536.3
Later than two years [member]
IfrsStatementLineItems [Line Items]
Future contractual commitments	R$ 13,946.7	R$ 20,236.3